Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Current Assets:
Cash	$ 2,550,042	$ 3,347,843		$ 1,039,059
Other receivables and prepaid expenses	105,356	114,100		101,353
Total Current Assets	2,655,398	3,461,943		1,140,412
Noncurrent Assets:
Property and equipment at cost, net of accumulated depreciation	18,609	2,328		2,998
Total Assets	2,674,007	3,464,271		1,143,410
Current Liabilities:
Accounts payable	6,185	106,833		30,792
Accrued royalties
Founders claim accrual				240,000
Accrued expenses and other payables (related parties - $7,989 and $4,841, respectively)	271,998	190,271		276,126
Total Current Liabilities	278,183	297,104		546,918
Noncurrent Liabilities:
Accrued severance	5,166	5,243		416
Total Liabilities	283,349	302,347		547,334
Commitments and Contingencies (Note 3)
Stockholders’ Equity
Preferred A Stock, $0.0001 par value, 12,500,000 shares authorized; 10,463,363 shares outstanding at March 31, 2024 and December 31, 2023, respectively	1,047	1,047	[1]	758	[1]
Common stock, $0.0001 par value; 3,254,475,740 and 500,000,000 shares authorized; 495,454,546 shares issued and outstanding at March 31, 2024 and December 31, 2023, respectively	49,545	49,545	[1]	43,774	[1]
Additional paid-in capital	17,379,234	16,842,037	[1]	10,714,366	[1]
Accumulated deficit	(15,039,168)	(13,730,705)	[1]	(10,162,822)	[1]
Total Stockholders’ Equity	2,390,658	3,161,924	[1]	596,076	[1]
Total Liabilities and Stockholders’ Equity	$ 2,674,007	$ 3,464,271	[1]	$ 1,143,410	[1]

[1]	The number of shares of Common and Preferred A Stock outstanding were retroactively adjusted as a result of the Share Exchange. See Note 1